Employee benefits - Underfunded pension plans - Assets by category (Details) - Underfunded pension plans - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets by category
Cash and cash equivalents	$ 32	$ 24
Equity securities	1,367	1,240
International investments		27
Real estate	44	24
Loans to participants	5	6
Others	195	173
Total	3,776	3,419
Level 1
Assets by category
Cash and cash equivalents	4
Equity securities	1,364	1,240
Total	1,773	1,557
Level 2
Assets by category
Cash and cash equivalents	28	24
Equity securities	3
International investments		27
Total	1,562	1,472
Level 3
Assets by category
Real estate	44	24
Loans to participants	5	6
Others	195	173
Total	441	390
Corporate
Assets by category
Debt securities	338	10
Corporate | Level 2
Assets by category
Debt securities	338	10
Government
Assets by category
Debt securities	942	819
Government | Level 1
Assets by category
Debt securities	141	83
Government | Level 2
Assets by category
Debt securities	801	736
Fixed income
Assets by category
Investments funds	159	449
Fixed income | Level 1
Assets by category
Investments funds	159	142
Fixed income | Level 2
Assets by category
Investments funds		307
Equity
Assets by category
Investments funds	400	460
Equity | Level 1
Assets by category
Investments funds	8	92
Equity | Level 2
Assets by category
Investments funds	392	368
Private Equity funds
Assets by category
Structured investments	294	187
Private Equity funds | Level 1
Assets by category
Structured investments	97
Private Equity funds | Level 3
Assets by category
Structured investments	$ 197	$ 187